Property, equipment, intangible assets and leases - Summary of right-of-use assets and lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Beginning balance	R$ 183,134	R$ 227,478
Current	0	0
Non-current	284,509	183,134
Additions	116,248	62,003
Depreciation expense	(45,511)	(41,465)
Write-offs	(856)	78,321
Revaluation	25,305	(9,115)
Impairment		422
Effects of exchange rate	6,189	22,132
Ending balance	284,509	183,134
Lease liabilities
Beginning balance	208,448	255,406
Current	71,925	34,019
Non-current	246,630	174,429
Additions	116,248	55,820
Write-offs	0	(78,321)
Interest expense	17,488	19,456
Revaluation	24,234	(10,050)
Effects of exchange rate	7,486	23,610
Payment of lease liabilities	(55,349)	(57,473)
Ending balance	R$ 318,555	R$ 208,448